Trade and other payables (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Included within non-current liabilities:
Other payables	€ 327		€ 314
Accruals	113		159
Contract liabilities	574	€ 247	237
Derivative financial instruments	1,924		2,133
Total trade and other non-current payables	2,938	2,853	2,843
Included within current liabilities:
Trade payables	6,541		6,185
Amounts owed to associates and joint ventures	26		27
Other taxes and social security payable	1,218		1,177
Other payables	1,410	1,385	1,346
Accruals	6,120		5,579
Contract liabilities	1,818	1,716	1,678
Derivative financial instruments	520		250
Total trade and other current payables	17,653	€ 16,319	16,242
Payable in relation to the irrevocable and non-discretionary share buyback programme	823		0
Revenue recognised during the year	1,716
Other payables	327		314
Vodafone UK plan
Included within non-current liabilities:
Other payables	288		271
Included within current liabilities:
Other payables	€ 288		€ 271